UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 5,409,084
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account	(16,040)
Change in fair value of derivative warrant liabilities	(7,021,200)
Financing cost - derivative warrant liabilities	821,170
Changes in operating assets and liabilities:
Prepaid expenses	(379,375)
Accounts payable	889
Accounts payable - related party	120,000
Accrued expenses	154,332
Net cash used in operating activities	(911,140)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(414,000,000)
Cash used in investing activities	(414,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	414,000,000
Proceeds from private placement	10,280,000
Repayment of notes payable to related party	(185,116)
Offering costs paid	(8,715,098)
Net cash provided by financing activities	415,379,786
Net change in cash	468,646
Cash - beginning of the period	6,410
Cash - end of the period	475,056
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses	85,000
Offering costs included in notes payable	45,167
Deferred underwriting commissions in connection with the initial public offering	$ 14,490,000